Segment Information - Summary of Segment Information (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
ICT [member]
Disclosure of operating segments [line items]
Property and equipment and intangible assets	₩ 14,257,680	₩ 13,583,173